Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Disclosure of other assets
Other assets include the following:

	Year ended December 31
in € thousand	2025	2024
R&D tax credit receivables	28,804	31,208
Advance payments	311	399
Tax receivables	3,417	3,686
Prepaid expenses	5,392	8,878
Contract costs	3,710	3,710
Consumables and supplies on stock	417	767
Miscellaneous current assets	28	11
OTHER NON-FINANCIAL ASSETS	42,080	48,659
Deposits	181	198
Miscellaneous financial assets	176	1,058
OTHER FINANCIAL ASSETS	356	1,256
OTHER ASSETS	42,436	49,915
Less non-current portion	7,590	8,041
CURRENT PORTION	34,846	41,874